Consolidated Statement of Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net loss	€ (73,300)	€ (62,659)	€ (38,224)
Elements that may be reclassified subsequently to income (loss)
Currency translation adjustment	400	1,237	15
Elements that may not be reclassified subsequently to income (loss)
Remeasurement of defined benefit liabilities	(19)	(38)	(60)
Tax effect	0	0	2
Other comprehensive income (loss)	381	1,199	(43)
Comprehensive income (loss)	€ (72,919)	€ (61,460)	€ (38,267)